                                                      NEUBERGER BERMAN


           Neuberger Berman
           Income Funds -Registered Trademark-
           ----------------------------------------------------------
           GOVERNMENT MONEY FUND
           CASH RESERVES                          ANNUAL REPORT
           LIMITED MATURITY BOND FUND             OCTOBER 31, 2000
           HIGH YIELD BOND FUND

TABLE OF CONTENTS


    THE FUNDS

    CHAIRMAN'S LETTER                              A-4

    GROWTH OF A DOLLAR CHARTS
      COMPARISON OF A $10,000 INVESTMENT
Limited Maturity Bond Fund                        A-10
High Yield Bond Fund                              A-11

    FINANCIAL STATEMENTS                           B-1

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund                             B-11
Cash Reserves                                     B-12
Limited Maturity Bond Fund                        B-13
High Yield Bond Fund                              B-14

    REPORT OF INDEPENDENT
    AUDITORS                                      B-16

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Government Money Portfolio                         C-1
Cash Reserves Portfolio                            C-2
Limited Maturity Bond
 Portfolio                                         C-5
High Yield Bond Portfolio                         C-11

    FINANCIAL STATEMENTS                          C-18

    FINANCIAL HIGHLIGHTS
Government Money Portfolio                        C-28
Cash Reserves Portfolio                           C-29
Limited Maturity Bond
 Portfolio                                        C-30
High Yield Bond Portfolio                         C-31

    REPORT OF INDEPENDENT
    AUDITORS                                      C-32

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc.-C-2000 Neuberger Berman Management Inc.

CHAIRMAN'S LETTER                                              December 20, 2000

Dear Shareholder,
  In fiscal 2000, fixed-income markets constituted something of a tale of two cities. For the first six months, the great majority of investors continued to sell bonds and buy equities. Investors seemed to view fixed income of all classes as an afterthought, as they chased the high returns of equities, and more specifically the stocks of the so-called new economy. But by the end of the period, investors were beginning to see the benefits of cash and bond funds, as they looked for vehicles offering relative safety in a storm. While investors in our taxable cash products did extremely well, results for most of our other taxable fixed-income funds were muted but positive nonetheless.
  The fixed-income markets for the year were dominated by the U.S. Government buyback of Treasury securities. These gigantic purchases created a relative scarcity of Treasuries, causing their prices to soar while the rest of the bond market languished. The yield difference between Treasuries and most other sectors of the market widened to 10-year highs. Other trends exacerbated this dichotomy: The U.S. Government Agency bond market was fraught with concern that proposed legislation would end government guarantees. The corporate market was affected by high oil prices, a weak Euro and increasing earnings and credit problems that caused more credit downgrades than upgrades -- and much market volatility.
  At Neuberger Berman, we have taken pride in our contrarian approach. During this fiscal year, we saw negative investor sentiment as an opportunity to buy weaker sectors with higher yields, while selling into the strength of U.S. Treasury bonds. High-quality bonds in many sectors now yield between 6.0% and 7.5%. From our perspective as long-term investors, we believe that the scheduled return of principal that comes with yields now available from high-quality bonds make the bond market overall a wonderful investment opportunity.
  In the year ahead, we will continue to add value to the fixed-income investment process. We still consider many market sectors to be attractive as Treasury supplies shrink. As always, we focus first on high credit quality and the return of principal. We continue to adhere to our traditional strategy: looking for undervalued securities in the most fundamentally attractive sectors, while carefully managing risk. We are confident that these remain the best tools to enhance the income from the capital you have entrusted to us.
  GOVERNMENT MONEY FUND AND CASH RESERVES During fiscal 2000, our portfolio co-managers kept their approach to cash management simple -- and the strategy worked. We invested in high-quality paper, short maturities and moved sector allocations as necessary to benefit from rising interest rates. Short-term securities, which have been weak over the last several years, in the second half of the fiscal year garnered much more investor attention. As the world focused on the so-called new economy, compound interest and high-quality securities this year proved they have yet to go out of style.
  Rising short-term rates continued to have an impact on the market, as did the beginning of an economic slowing of the U.S. and global economies -- in the wake of four Federal Reserve Board rate increases during the fiscal year, as well as higher oil prices and a lower Euro. All that being said, it has been a terrific period for cash investors, as returns indicate. Whereas rising rates normally hurt longer-term bond investors, cash investors benefit from them. Neuberger Berman Government Money and Cash Reserves portfolios served as a secure harbor, protecting capital and providing strong rates of return. The Government Money Fund returned 5.22% for the Oct. 31, 2000 fiscal year, and closed the period with current and effective yields of 5.56% and 5.71% respectively. Neuberger Berman Cash Reserves returned 5.76% for the year ended October 31, 2000, and closed the period with current and effective yields of 6.10% and 6.29% respectively.*
  In Cash Reserves, our portfolio co-managers used rising rates to shareholders' advantage by reinvesting, at higher rates, throughout the period. As rates rose, higher returns were quickly reflected in the portfolio's yields. As the year progressed, however, one-year paper became more compelling and we invested accordingly. At the end of the fiscal year, the portfolio co-managers increased investments in one-year maturity paper, creating a "barbell" structure of short and longer term maturities in the portfolio, in anticipation of the possibility that yields on longer-term paper may fall.
  Issue and sector selection was even more important than usual throughout this period. Given that an increasing number of corporations have had significant negative earnings surprises, the co-managers reacted quickly when there was even a remote whisper of problems. Notwithstanding weakness in some industries, the corporate sector offered extremely attractive returns. The portfolio co-managers increased the portfolio's position in corporate commercial paper from 65.8% of the portfolio at the beginning of the period to 77.7% at the end of the fiscal year, having raised it as high as 85.0% in May. The portfolio co-managers had eliminated the 12.0% U.S. Government Agency position it started with by February (2000), as well as the 1.8% Treasury security position that was in the portfolio at the start of the period. At the end of the fiscal year, the balance of the portfolio was made up of certificates of deposit (8.8% of the portfolio), funding agreements (4.9%), variable rate demand notes (3.7%), asset-backed notes (2.3%), bank notes (1.9%), medium-term notes (0.5%), and other assets (0.2%).
  In the Government Money Fund, the portfolio co-managers have been limited to buying only Treasury securities or those issues that carry a government guarantee. In the current bond market environment, this limitation helped our performance. The shrinking supply of Treasury paper was mitigated by eight large cash management Treasury bills during the period, which provided significant yield enhancement. These issues tended to be shorter than normal short-term Treasury securities, maturing in as little as three weeks. The U.S. Government Agency supply, meanwhile, has grown, supplying much of the demand for government-guaranteed paper.
  Looking forward to fiscal 2001, we believe investors may realize that the so-called new economy has not displaced the benefits of capital preservation and compound interest. We are confident that the Government Money and Cash Reserves portfolios can continue to fulfill their role of providing secure and productive vehicles to preserve and enhance a portion of your assets.
  LIMITED MATURITY BOND FUND Although the Federal Reserve Board raised short-term interest rates four times during fiscal 2000, the federal buyback of U.S. Treasury bonds dominated the markets. Investors flocked to Treasury bonds at the expense of other sectors. U.S. Treasuries emerged as the clear winner over non-Treasury sectors, especially corporate bonds.

  The Limited Maturity Bond Fund returned 4.47%, compared to the Merrill Lynch 1-3 Year Treasury Index, which returned 6.07%. Although our diversified strategy fell short of expectations, we believe we are positioned well to reap future rewards. Investment-grade corporate bonds, which performed poorly as a class in fiscal 2000, reached their widest spreads relative to Treasury securities in the last decade.** While no one can predict the future, this range of spreads has historically signaled a good buying opportunity. Our portfolio also has substantial weightings in mortgage-backed and U.S. agency bonds, which feature attractive yields as well.
  In keeping with traditional Neuberger Berman strategy, we have focused on the credit profile in the portfolio, finishing the fiscal year with a portfolio average quality of AA-. Although we were subject to the volatility of credit spreads that affected even highly rated issuers, we believe the portfolio is solid from a credit standpoint.
  Periods of volatility are painful, but they do create opportunities. During the fiscal year, we made several changes in sector allocation to boost returns. We substantially increased our weighting in U.S. agencies from 1.5% to over 9.8% of portfolio net assets to take advantage of very wide spreads. We increased our corporate weighting from 32.6% of the portfolio at the end of fiscal 1999 to 37.5% at the end of this year. We temporarily cut the corporate sector weighting in the spring of 2000, but increased corporate bond holdings afterwards to take advantage of wider spreads. We raised our holdings of asset-backed securities to 8.7% of the portfolio, from 7.0%. On the other hand, we decreased holdings of mortgage-backed securities to 21.0% of the portfolio, from 30.1% a year ago. Similarly, we cut exposure to bank and financial debt to 13.8% of the portfolio, from 16.9%; Treasury securities fell to 5.4% of the portfolio from 7.6%. And foreign government securities fell to 1.0% of the portfolio from 5.8%.
  The portfolio's average weighted duration at the close of the period was
2.3 years. Recent changes in the yield curve provide good returns with shorter-duration bonds.
  Looking ahead to fiscal 2001, we expect to continue to benefit from our conservative management. The earnings environment may continue to be difficult for much of fiscal 2001, but we believe our careful positioning with high-quality credits should help insulate shareholders. Furthermore, we believe that yields remain quite attractive, falling in a range that has historically signaled good opportunities. We also believe that limited maturity bonds continue to be a good opportunity for long-term investors who wish to offset some of the risks of equity investing.
  HIGH YIELD BOND FUND The high-yield market experienced another difficult year. Through the first ten months of the calendar year, the Lehman High Yield Bond Index declined by -3.83%. By the end of our October fiscal year, the Lehman High Yield Bond Index was yielding 13.65%, a spread of 789 basis points over comparable Treasury securities, and the highest spread since it peaked at more than 1000 basis points in 1990 and 1991.*** Since the end of the fiscal year, yields and spreads have increased further. The portfolio co-managers believe that the current high yields, combined with the fact that a high level of defaults is leaving a stronger pool of companies in the sector, has created an opportunity for strong returns in the coming 12 to 24 months.
  The portfolio co-managers have repositioned the fund across-the-board into higher-quality securities. There has been a significant tiering in the market between companies that investors believe are durable and those that investors believe may be severely damaged in the future.
  During the fiscal year, default rates continued to be high, with Moody's trailing twelve-month global speculative grade default rate at 5.1% in September. The ratio of downgrades to upgrades was 2.4 to 1.0 at fiscal year end. The ratio tends to be a leading indicator of future default rates. Corporations are reporting earnings pressures, largely from higher energy costs and a weak Euro, which depresses demand for U.S. goods. Steel producers and auto parts suppliers are being hit especially hard, and companies with asbestos related liabilities also have been under considerable pressure.
  Much of the problem, however, has been caused by the volume of new bonds issued in 1997, 1998 and 1999. Since demand for high-yield bonds was so great, many companies with questionable credit profiles came to market at that time. A large percentage of the companies defaulting now issued their bonds during that period. Although the process has been painful, it has produced a more creditworthy pool of investments from which the portfolio managers can choose.

  According to the Investment Company Institute, high-yield mutual funds suffered net redemptions of $8.8 billion in the first nine months of calendar 2000, on the heels of $2.5 billion in net redemptions during 1999.
  Often in the past, when investors all but abandoned a sector, as they have the high-yield market, that has been an opportunity for courageous and foresighted investors. Our portfolio co-managers believe that the high-yield sector offers particularly attractive values. We believe that the asset class continues to play a necessary role, offering attractive income, and good diversification from both equities and less risky bond classes. We also believe that those investors who take a long-term view are likely to reap long-term rewards, and that our firm's conservative bond management philosophy may serve high-yield investors particularly well in the coming year.

Sincerely,

/s/ Peter Sundman

Peter Sundman
Chairman of the Board,
Chief Executive Officer and Trustee
Neuberger Berman Income Funds

  *An investment in either Government Money Fund or Cash Reserves, like all other mutual funds, is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The return on investment in Government Money Fund and Cash Reserves will fluctuate. The composition, industries and holdings of the funds are subject to change. Past performance is no guarantee of future results.

   The "current yield" of the money market funds refers to the income generated by an investment in the funds over the 7-day period ending 10/31/00. The income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

 **Merrill Lynch Corporate Master Index

***Lehman Brothers High-yield Research, "High-yield Monthly Review," October 31,
   2000

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Limited Maturity Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN(1)

                                  MERRILL LYNCH
              LIMITED MATURITY      1-3 YEAR
                 BOND FUND      TREASURY INDEX(2)
1 YEAR                  +4.47%             +6.07%
5 YEAR                  +4.74%             +5.82%
10 YEAR                 +5.76%             +6.42%
LIFE OF FUND            +6.30%             +6.97%

          LIMITED MATURITY   MERRILL LYNCH 1-3
             BOND FUND      YEAR TREASURY INDEX
10/31/90           $10,000              $10,000
10/31/91           $11,089              $11,128
10/31/92           $11,962              $12,039
10/31/93           $12,809              $12,740
10/31/94           $12,825              $12,892
10/31/95           $13,893              $14,045
10/31/96           $14,648              $14,875
10/31/97           $15,669              $15,840
10/31/98           $16,439              $17,060
10/31/99           $16,765              $17,570
10/31/00           $17,514              $18,638

   Neuberger Berman Limited Maturity Bond Fund commenced operations on 6/9/86. Neuberger Berman Management Inc. ("Management") has voluntarily undertaken to reimburse Limited Maturity Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) which, in the aggregate, exceed .70% per annum of Limited Maturity Bond Fund's average daily net assets, subject to termination upon 60 days' prior written notice. Absent such arrangement, the average annual total returns of the fund would have been less.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          High Yield Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN(1)

                   HIGH
                  YIELD  LEHMAN BROTHERS HIGH
              BOND FUND   YIELD BOND INDEX(2)
1 YEAR           -8.60%                -1.61%
LIFE OF FUND     -3.26%                -0.77%

                                Lehman Brothers
                                     High Yield
          High Yield Bond Fund       Bond Index
3/3/98                 $10,000          $10,000
10/31/98                $9,831           $9,541
1999                   $10,014           $9,956
2000                    $9,153           $9,796

   Neuberger Berman High Yield Bond Fund commenced operations on 3/3/98. Neuberger Berman Management Inc. ("Management") has voluntarily undertaken to reimburse High Yield Bond Fund for its operating expenses and its pro rata share of its Portfolio's operating expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) which, in the aggregate, exceed 1.00% per annum of High Yield Bond Fund's average daily net assets, subject to termination upon 60 days' prior written notice. Absent such arrangement, the average annual total returns would have been less.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Lehman Brothers High Yield Bond Index is an unmanaged index considered to be representative of the fixed rate, publicly issued, non-investment grade debt registered with the SEC. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)             MONEY FUND
                                                    -------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $    303,671
      Deferred organization costs (Note A)                    --
      Receivable for Trust shares sold                       653
      Receivable from administrator -- net
        (Note B)                                              --
                                                    -------------
                                                         304,324
                                                    -------------
LIABILITIES
      Dividends payable                                       13
      Payable for Trust shares redeemed                      281
      Payable to administrator -- net (Note B)                66
      Accrued expenses                                       165
                                                    -------------
                                                             525
                                                    -------------
NET ASSETS at value                                 $    303,799
                                                    -------------

NET ASSETS consist of:
      Par value                                     $        304
      Paid-in capital in excess of par value             303,498
      Dividends in excess of net investment income            --
      Accumulated net realized losses on
        investment                                            (3)
      Net unrealized depreciation in value of
        investment                                            --
                                                    -------------
NET ASSETS at value                                 $    303,799
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                      303,802
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 2000
----------------------------------------------------------------------
          Income Funds

                                                        CASH       LIMITED MATURITY   HIGH YIELD
                                                      RESERVES        BOND FUND        BOND FUND
                                                    ----------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $  1,326,281     $    168,181    $     12,143
      Deferred organization costs (Note A)                    --               --              33
      Receivable for Trust shares sold                       130               77              10
      Receivable from administrator -- net
        (Note B)                                              --               --               4
                                                    ----------------------------------------------
                                                       1,326,411          168,258          12,190
                                                    ----------------------------------------------
LIABILITIES
      Dividends payable                                       14               89              40
      Payable for Trust shares redeemed                    1,038               97               4
      Payable to administrator -- net (Note B)               263               46              --
      Accrued expenses                                       309              110              38
                                                    ----------------------------------------------
                                                           1,624              342              82
                                                    ----------------------------------------------
NET ASSETS at value                                 $  1,324,787     $    167,916    $     12,108
                                                    ----------------------------------------------

NET ASSETS consist of:
      Par value                                     $      1,325     $         18    $          2
      Paid-in capital in excess of par value           1,323,487          197,148          19,032
      Dividends in excess of net investment income            --              (89)             --
      Accumulated net realized losses on
        investment                                           (25)         (26,923)         (5,390)
      Net unrealized depreciation in value of
        investment                                            --           (2,238)         (1,536)
                                                    ----------------------------------------------
NET ASSETS at value                                 $  1,324,787     $    167,916    $     12,108
                                                    ----------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                    1,324,812           18,031           1,682
                                                    ----------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00            $9.31           $7.20
                                                    ----------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED)                                      MONEY FUND
                                                     -----------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                       $   23,393
                                                     -----------
    Expenses:
      Administration fee (Note B)                         1,113
      Amortization of deferred organization and
        initial offering expenses (Note A)                   --
      Auditing fees                                           9
      Custodian fees                                         10
      Legal fees                                             13
      Registration and filing fees                          101
      Shareholder reports                                    46
      Shareholder servicing agent fees                       93
      Trustees' fees and expenses                            24
      Miscellaneous                                         111
      Expenses from corresponding Portfolio
        (Notes A & B)                                     1,236
                                                     -----------
        Total expenses                                    2,756
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                 (4)
                                                     -----------
        Total net expenses                                2,752
                                                     -----------
        Net investment income                            20,641
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                             (3)
    Net realized loss on financial futures
      contracts                                              --
    Net realized loss on foreign currency
      transactions                                           --
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                             --
                                                     -----------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                   (3)
                                                     -----------
        Net increase (decrease) in net assets
          resulting from operations                  $   20,638
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 2000
----------------------------------------------------------------------
          Income Funds

                                                        CASH       LIMITED MATURITY   HIGH YIELD
                                                      RESERVES        BOND FUND        BOND FUND
                                                    ----------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $     70,769     $     14,009    $      1,681
                                                    ----------------------------------------------
    Expenses:
      Administration fee (Note B)                          3,071              526              42
      Amortization of deferred organization and
        initial offering expenses (Note A)                    --               --              15
      Auditing fees                                            9                9               5
      Custodian fees                                          10               10              10
      Legal fees                                              19               19              15
      Registration and filing fees                            68               30              27
      Shareholder reports                                    108               39              24
      Shareholder servicing agent fees                       259              170              19
      Trustees' fees and expenses                             52               14               7
      Miscellaneous                                          188               31               4
      Expenses from corresponding Portfolio
        (Notes A & B)                                      3,017              651             157
                                                    ----------------------------------------------
        Total expenses                                     6,801            1,499             325
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                  (4)            (134)           (167)
                                                    ----------------------------------------------
        Total net expenses                                 6,797            1,365             158
                                                    ----------------------------------------------
        Net investment income                             63,972           12,644           1,523
                                                    ----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                               1           (7,111)         (4,121)
    Net realized loss on financial futures
      contracts                                               --               (4)            (21)
    Net realized loss on foreign currency
      transactions                                            --             (575)             --
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts                              --            3,196             908
                                                    ----------------------------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                     1           (4,494)         (3,234)
                                                    ----------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations                 $     63,973     $      8,150    $     (1,711)
                                                    ----------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                  GOVERNMENT
                                                  MONEY FUND
                                                     Year
                                                    Ended
                                                 October 31,
(000's omitted)                               2000          1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    20,641   $    24,438
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           (3)           --
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations         20,638        24,438
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (20,641)      (24,438)
    Net realized gain on investments               --           (22)
    Tax return of capital                          --            --
                                          --------------------------
    Total distributions to shareholders       (20,641)      (24,460)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 758,280     1,208,139
    Proceeds from reinvestment of
      dividends and distributions              20,462        24,307
    Payments for shares redeemed           (1,128,317)     (946,644)
                                          --------------------------
    Net increase (decrease) from Trust
      share transactions                     (349,575)      285,802
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (349,578)      285,780
NET ASSETS:
    Beginning of year                         653,377       367,597
                                          --------------------------
    End of year                              $303,799      $653,377
                                          --------------------------
    Accumulated distribution in excess
      of net
      investment income at end of year           $ --          $ --
                                          --------------------------

NUMBER OF TRUST SHARES:
    Sold                                      758,280     1,208,139
    Issued on reinvestment of dividends
      and distributions                        20,462        24,307
    Redeemed                               (1,128,317)     (946,644)
                                          --------------------------
    Net increase (decrease) in shares
      outstanding                            (349,575)      285,802
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                     CASH                  LIMITED MATURITY               HIGH YIELD
                                                   RESERVES                   BOND FUND                   BOND FUND
                                                     Year                        Year                        Year
                                                    Ended                       Ended                       Ended
                                                 October 31,                 October 31,                 October 31,
                                              2000          1999          2000          1999          2000          1999
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    63,972   $    47,825   $    12,644   $    15,532   $     1,523   $     2,396
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                            1            (4)       (7,690)       (3,322)       (4,142)       (1,206)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --         3,196        (6,966)          908          (783)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         63,973        47,821         8,150         5,244        (1,711)          407
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (63,972)      (47,825)      (12,030)      (15,781)       (1,523)       (2,396)
    Net realized gain on investments               --            --            --            --            --            --
    Tax return of capital                          --            --          (614)           --            --            --
                                          ----------------------------------------------------------------------------------
    Total distributions to shareholders       (63,972)      (47,825)      (12,644)      (15,781)       (1,523)       (2,396)
                                          ----------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               2,337,554     1,564,077       133,095        83,283         4,794        18,400
    Proceeds from reinvestment of
      dividends and distributions              63,474        46,947        11,064        12,908           872         1,316
    Payments for shares redeemed           (2,180,407)   (1,531,409)     (198,790)     (153,837)      (14,130)      (16,511)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                      220,621        79,615       (54,631)      (57,646)       (8,464)        3,205
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         220,622        79,611       (59,125)      (68,183)      (11,698)        1,216
NET ASSETS:
    Beginning of year                       1,104,165     1,024,554       227,041       295,224        23,806        22,590
                                          ----------------------------------------------------------------------------------
    End of year                           $ 1,324,787   $ 1,104,165   $   167,916   $   227,041   $    12,108   $    23,806
                                          ----------------------------------------------------------------------------------
    Accumulated distribution in excess
      of net
      investment income at end of year    $        --   $        --   $       (89)  $        --   $        --   $        --
                                          ----------------------------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                    2,337,554     1,564,077        14,245         8,570           617         1,956
    Issued on reinvestment of dividends
      and distributions                        63,474        46,947         1,184         1,331           114           142
    Redeemed                               (2,180,407)   (1,531,409)      (21,270)      (15,831)       (1,793)       (1,772)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                             220,621        79,615        (5,841)       (5,930)       (1,062)          326
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Government Money Fund ("Government Money"), Neuberger Berman Cash Reserves ("Cash Reserves"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman High Yield Bond Fund ("High Yield") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 86.18%, and 100.00%, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively, at
   October 31, 2000). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each of these Funds has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($3,004 expiring in 2008 for Government Money; $6,784, $2,998, $6,904, $4,112, and $3,565 expiring in 2002, 2003, 2005,
   2006, and 2007, respectively, for Cash Reserves; $1,362,347, $5,043,103,
   $4,309,358, $1,607,920, $517,222, $3,229,127, $3,698,620, and $7,155,214
   expiring in 2001, 2002, 2003, 2004, 2005, 2006, 2007, and 2008, respectively, for Limited Maturity; and $42,133, $1,206,076, and $4,142,445 expiring in 2006, 2007, and 2008, respectively, for High Yield, determined as of October 31, 2000), it is the policy of each Fund not to distribute such gains. The capital loss carryforwards shown above for Limited Maturity include $1,362,347, $329,262, and $552,290 expiring in 2001, 2002, and 2003, respectively, which were acquired on February 27, 1998 in the merger with Neuberger Berman Ultra Short Bond Fund. The use of these losses to offset future gains may be limited in a given year.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Organization expenses incurred by High Yield are being amortized on a straight-line basis over a five-year period. At October 31, 2000, the unamortized balance of such expenses amounted to $33,594.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Cash Reserves, Limited Maturity, and High Yield for their operating expenses plus their pro rata portion of their corresponding Portfolio's operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.65%, 0.70%, and 1.00%, respectively, per annum of their average daily net assets (each an "Expense Limitation"). Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the year ended October 31, 2000, such excess expenses amounted to $120,662 and $165,780, for Limited Maturity and High Yield, respectively. For the year ended October 31, 2000, there was no reimbursement of expenses by Management for Cash Reserves. High Yield had agreed to repay Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period did not exceed its Expense Limitation. For the period from November 1, 1999 to December 31, 1999, High Yield did not reimburse Management. At October 31, 2000, High Yield has no remaining contingent liability to Management under the agreement for any amount not repaid through December 31, 1999.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $3,626, $3,915, $13,003, and $749, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 2000, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS         REDUCTIONS
---------------------------------------------------------------------------------
GOVERNMENT MONEY                                 $  653,489,000    $1,025,842,000

CASH RESERVES                                     1,773,316,000     1,620,425,000

LIMITED MATURITY                                     85,938,000       155,056,000

HIGH YIELD                                            3,181,000        13,351,000

NOTE D -- REORGANIZATION:
   On June 6, 2000, the Trustees of the Trust approved a plan of reorganization under which the respective Funds of the Trust will each receive from the corresponding Portfolios the entire portfolio of market securities and other assets and each Portfolio will dissolve. Thus, the Funds will no longer invest all of their net investable assets in the Portfolios. Instead, each Fund will own directly the securities formerly held in its corresponding Portfolio. The effective date of the proposed conversion is February 9, 2001.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Government Money Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                             Year Ended October 31,
                                                                  2000       1999       1998     1997     1996
                                                                 -----------------------------------------------
Net Asset Value, Beginning of Year                               $1.0000    $1.0001    $1.0000  $1.0000  $1.0000
                                                                 -----------------------------------------------
Income From Investment Operations
    Net Investment Income                                          .0509      .0406      .0459    .0468    .0464
    Net Gains or Losses on Securities                                 --         --      .0001       --       --
                                                                 -----------------------------------------------
      Total From Investment Operations                             .0509      .0406      .0460    .0468    .0464
                                                                 -----------------------------------------------
Less Distributions
    Dividends (from net investment income)                        (.0509)    (.0406)    (.0459)  (.0468)  (.0464)
    Distributions (from net capital gains)                            --     (.0001)        --       --       --
                                                                 -----------------------------------------------
      Total Distributions                                         (.0509)    (.0407)    (.0459)  (.0468)  (.0464)
                                                                 -----------------------------------------------
Net Asset Value, End of Year                                     $1.0000    $1.0000    $1.0001  $1.0000  $1.0000
                                                                 -----------------------------------------------
Total Return(2)                                                    +5.22%     +4.14%     +4.69%   +4.78%   +4.74%
                                                                 -----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                        $ 303.8    $ 653.4    $ 367.6  $ 308.2  $ 363.4
                                                                 -----------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(3)                 .67%       .60%       .64%     .64%     .67%
                                                                 -----------------------------------------------
    Ratio of Net Expenses to Average Net Assets                      .67%       .60%       .63%     .63%     .67%
                                                                 -----------------------------------------------
    Ratio of Net Investment Income to Average Net Assets            4.99%      4.08%      4.61%    4.65%    4.65%
                                                                 -----------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                             Year Ended October 31,
                                               2000        1999        1998       1997       1996
                                             ------------------------------------------------------
Net Asset Value, Beginning of Year           $ 1.0000    $ 1.0000    $ 1.0000    $1.0000    $1.0000
                                             ------------------------------------------------------
Income From Investment Operations
    Net Investment Income                       .0562       .0453       .0499      .0499      .0486
    Net Gains or Losses on Securities              --          --          --         --         --
                                             ------------------------------------------------------
      Total From Investment Operations          .0562       .0453       .0499      .0499      .0486
                                             ------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.0562)     (.0453)     (.0499)    (.0499)    (.0486)
                                             ------------------------------------------------------
Net Asset Value, End of Year                 $ 1.0000    $ 1.0000    $ 1.0000    $1.0000    $1.0000
                                             ------------------------------------------------------
Total Return(2)                                 +5.76%      +4.63%      +5.10%     +5.11%     +4.97%
                                             ------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $1,324.8    $1,104.2    $1,024.6    $ 664.1    $ 482.0
                                             ------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                                .60%        .61%        .64%       .63%       .66%
                                             ------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                    .60%        .61%        .63%       .63%       .65%
                                             ------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                          5.61%       4.55%       5.00%      4.98%      4.86%
                                             ------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Year Ended October 31,
                                              2000      1999      1998      1997      1996
                                             ----------------------------------------------
Net Asset Value, Beginning of Year           $ 9.51    $ 9.91    $10.03    $ 9.99    $10.06
                                             ----------------------------------------------
Income From Investment Operations
    Net Investment Income                       .61       .59       .60       .63       .60
    Net Gains or Losses on Securities
     (both realized and unrealized)            (.20)     (.40)     (.12)      .04      (.07)
                                             ----------------------------------------------
      Total From Investment Operations          .41       .19       .48       .67       .53
                                             ----------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.58)     (.59)     (.60)     (.63)     (.60)
    Tax return of capital                      (.03)       --        --        --        --
                                             ----------------------------------------------
      Total Distributions                      (.61)     (.59)     (.60)     (.63)     (.60)
                                             ----------------------------------------------
Net Asset Value, End of Year                 $ 9.31    $ 9.51    $ 9.91    $10.03    $ 9.99
                                             ----------------------------------------------
Total Return(2)                               +4.47%    +1.98%    +4.92%    +6.97%    +5.44%
                                             ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $167.9    $227.0    $295.2    $255.4    $245.7
                                             ----------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                              .70%      .70%      .71%      .70%      .71%
                                             ----------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                  .70%      .70%      .70%      .70%      .70%
                                             ----------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        6.43%     5.98%     6.03%     6.34%     6.10%
                                             ----------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                           Period from
                                                                         March 3, 1998(5)
                                              Year Ended October 31,      to October 31,
                                                2000          1999             1998
                                             --------------------------------------------
Net Asset Value, Beginning of Year             $8.68         $9.34            $10.00
                                             --------------------------------------------
Income From Investment Operations
    Net Investment Income                        .75           .85               .51
    Net Gains or Losses on Securities
     (both realized and unrealized)            (1.48)         (.66)             (.66)
                                             --------------------------------------------
      Total From Investment Operations          (.73)          .19              (.15)
                                             --------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                    (.75)         (.85)             (.51)
                                             --------------------------------------------
Net Asset Value, End of Year                   $7.20         $8.68            $ 9.34
                                             --------------------------------------------
Total Return(2)                                -8.60%        +1.86%            -1.69%(6)
                                             --------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                                 $12.1         $23.8            $ 22.6
                                             --------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                              1.01%         1.01%             1.00%(7)
                                             --------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                  1.00%         1.01%             1.00%(7)
                                             --------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                         9.66%         9.20%             8.03%(7)
                                             --------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (excluding Government Money), total return would have been lower if Management had not reimbursed certain expenses.
3) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                                           Year Ended
                                                                           October 31,
CASH RESERVES                                                                 1996
--------------------------------------------------------------------------------------

Net Expenses                                                                  .67%
                                                                           -----------

                                                    Year Ended October 31,
LIMITED MATURITY                               2000   1999   1998   1997   1996
--------------------------------------------------------------------------------
Net Expenses                                    .76%   .72%   .75%   .71%   .71%
                                               ---------------------------------

                                                                             Period from
                                                                          March 3, 1998 to
                                                  Year Ended October 31,     October 31,
HIGH YIELD                                           2000        1999           1998
-------------------------------------------------------------------------------------------
Net Expenses                                        2.04%       1.43%           1.65%
                                                  -----------------------------------------

5) The date investment operations commenced.
6) Not annualized.
7) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Income Funds and
Shareholders of:
Neuberger Berman Government Money Fund
Neuberger Berman Cash Reserves
Neuberger Berman Limited Maturity Bond Fund and
Neuberger Berman High Yield Bond Fund

   We have audited the accompanying statements of assets and liabilities of the Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, Neuberger Berman Limited Maturity Bond Fund, and Neuberger Berman High Yield Bond Fund, four of the series constituting the Neuberger Berman Income Funds (the "Trust"), as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger Berman Income Funds at October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                      /s/ ERNST & YOUNG LLP
December 4, 2000

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------
          Government Money Portfolio

      Principal                                                             Annualized
       Amount                                                              Yield at Date      Value(1)
   (000's omitted)                                                          of Purchase    (000's omitted)
---------------------                                                      -------------   ---------------
                       U.S. TREASURY SECURITIES -- BACKED BY THE FULL
                       FAITH AND CREDIT OF THE U.S. GOVERNMENT (99.7%)
       $ 5,827         U.S. Treasury Bills, due 11/2/00                     6.23-6.26%        $  5,826
        36,863         U.S. Treasury Bills, due 11/9/00                     6.20-6.27%          36,813
        36,848         U.S. Treasury Bills, due 11/24/00                    6.32-6.41%          36,705
        22,750         U.S. Treasury Bills, due 11/30/00                    6.14-6.31%          22,639
        10,000         U.S. Treasury Notes, 5.625%, due 11/30/00              6.26%              9,995
         4,877         U.S. Treasury Bills, due 12/7/00                     6.15-6.23%           4,848
        10,000         U.S. Treasury Bills, due 12/21/00                      6.46%              9,912
         5,519         U.S. Treasury Bills, due 12/28/00                      6.21%              5,466
         2,319         U.S. Treasury Bills, due 1/4/01                      6.23-6.24%           2,294
         3,356         U.S. Treasury Bills, due 1/11/01                     6.15-6.19%           3,317
        27,901         U.S. Treasury Bills, due 1/18/01                     6.14-6.37%          27,535
        38,400         U.S. Treasury Bills, due 1/25/01                     6.33-6.35%          37,842
        10,000         U.S. Treasury Notes, 5.25%, due 1/31/01              6.30-6.31%           9,974
        11,443         U.S. Treasury Notes, 4.50%, due 1/31/01              6.27-6.38%          11,392
        16,230         U.S. Treasury Bills, due 2/1/01                      6.35-6.36%          15,974
        40,000         U.S. Treasury Notes, 5.375%, due 2/15/01             6.30-6.36%          39,890
        17,840         U.S. Treasury Bills, due 2/22/01                     6.29-6.30%          17,502
         5,000         U.S. Treasury Bills, due 3/8/01                        6.30%              4,894
                                                                                              --------
                       TOTAL U.S. TREASURY SECURITIES                                          302,818
                       Cash, receivables and other assets, less
                       liabilities (0.3%)                                                          853
                                                                                              --------
                       TOTAL NET ASSETS (100.0%)                                              $303,671
                                                                                              --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

      Principal
       Amount                                                                                Rating(2)              Value(1)
   (000's omitted)                                                                    Moody's         S&P        (000's omitted)
---------------------                                                                ----------   ------------   ---------------
                       ASSET-BACKED COMMERCIAL PAPER (19.0%)
       $20,000         Surrey Funding Corp., 6.51%, due 11/10/00                       P-1            A-1+         $   19,967
        54,010         Preferred Receivables Funding Corp., 6.48%-6.50%,
                       due 11/17/00-12/8/00                                            P-1            A-1              53,726
        35,000         Corporate Receivables Corp., 6.52%, due 1/9/01                  P-1            A-1+             34,563
        25,000         Monte Rosa Capital Corp., 6.56%, due 1/11/01                    P-1            A-1+             24,677
        24,690         Receivables Capital Corp., 6.51% & 6.53%, due 11/10/00 &
                       1/12/01                                                         P-1            A-1+             24,547
        54,000         Govco Inc., 6.55% & 6.56%, due 1/16/01 & 1/17/01                P-1            A-1+             53,247
        42,000         Asset Securitization Cooperative Corp., 6.55%, due 1/19/01      P-1            A-1+             41,404
                                                                                                                   ----------
                       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                            252,131
                                                                                                                   ----------
                       CORPORATE COMMERCIAL PAPER (58.7%)
        28,000         Anheuser-Busch Cos., Inc., 6.60%, due 11/1/00                   P-1            A-1              28,000
         4,860         Bayer Corp., 6.62%, due 11/1/00                                 P-1            A-1+              4,860
        10,000         BellSouth Capital Funding Corp., 6.53%, due 11/1/00             P-1            A-1+             10,000
        50,000         Gillette Co., 6.60%, due 11/1/00                                P-1            A-1+             50,000
        29,175         Morgan Stanley Dean Witter, 6.58%, due 11/1/00                  P-1            A-1+             29,175
        30,000         Salomon Smith Barney Holdings Inc., 6.61%, due 11/1/00          P-1            A-1              30,000
        30,000         AT&T Corp., 6.60%, due 11/2/00                                  P-1            A-1+             29,995
        25,000         BMW U.S. Capital Corp., 6.50%, due 11/2/00                      P-1            A-1              24,995
        33,500         USAA Capital Corp., 6.56%, due 11/2/00                          P-1            A-1+             33,494
        56,500         Panasonic Finance (America), 6.50% & 6.62%, due 11/1/00 &
                       11/3/00                                                         P-1            A-1+             56,485
        40,000         Sara Lee Corp., 6.55%, due 11/3/00                              P-1            A-1+             39,985
         1,660         Verizon Global Funding Corp., 6.48%, due 11/6/00                P-1            A-1               1,658
        38,000         National Australia Funding Delaware Inc., 6.47% & 6.61%,
                       due 11/1/00 & 11/17/00                                          P-1            A-1+             37,963
        20,000         Pitney Bowes Credit Corp., 6.46%, due 11/21/00                  P-1            A-1+             19,928
        11,500         ANZ (Delaware) Inc., 6.48% & 6.64%, due 11/8/00 & 12/4/00       P-1            A-1+             11,457
        35,000         Lloyd's Bank PLC, 6.54%, due 12/14/00                           P-1            A-1+             34,727
         5,000         SBC Communications Inc., 6.62%, due 12/14/00                    P-1            A-1+              4,960

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

      Principal
       Amount                                                                                Rating(2)              Value(1)
   (000's omitted)                                                                    Moody's         S&P        (000's omitted)
---------------------                                                                ----------   ------------   ---------------
       $13,000         du Pont (E.I.) de Nemours & Co., 6.60%, due 12/18/00            P-1            A-1+         $   12,888
        50,000         Toyota Motor Credit Corp., 6.44%, due 12/21/00                  P-1            A-1+             49,553
        17,000         ING America Insurance Holdings, Inc., 6.53%, due 1/23/01        P-1            A-1+             16,744
         5,000         Paccar Financial Corp., 6.50%, due 1/25/01                      P-1            A-1+              4,923
         3,300         Heinz (H.J.) Co., 6.50%, due 1/26/01                            P-1            A-1               3,249
        49,300         Abbey National North America Corp., 6.47% & 6.52%,
                       due 1/24/01 & 1/29/01                                           P-1            A-1+             48,531
         7,000         Deutsche Bank Financial Inc., 6.48%, due 1/29/01                P-1            A-1+              6,888
        38,925         American Express Credit Corp., 6.45%-6.48%,
                       due 11/2/00-2/5/01                                              P-1            A-1              38,697
        20,000         General Motors Acceptance Corp., 6.51%, due 2/5/01              P-1            A-1              19,653
        30,000         Goldman Sachs Group, Inc., 6.46%, due 2/15/01                   P-1            A-1+             29,429
        32,254         Washington Post Co., 6.52%, due 2/22/01                         P-1            A-1+             31,671
        25,000         National Rural Utilities Coop. Finance Corp., 6.45% & 6.62%,
                       due 12/15/00 & 2/26/01                                          P-1            A-1+             24,669
        25,000         British Telecommunications PLC, 6.50%, due 3/7/01               P-1            A-1              24,431
        20,000         ABN Amro North America Finance Inc., 6.43%, due 3/28/01         P-1            A-1+             19,475
                                                                                                                   ----------
                       TOTAL CORPORATE COMMERCIAL PAPER                                                               778,483
                                                                                                                   ----------
                       TAXABLE REVENUE BONDS (3.7%)
        11,465         Health Institute of Indiana, Inc., Loan Program Notes,
                       Ser. A, 6.67%, VRDN due 10/1/28                                 P-1            A-1              11,465
         7,000         Rhode Island St. Student Loan Au. Student Loan Rev.,
                       Ser. 4, 6.60%, VRDN due 12/1/34                                VMIG-1                            7,000
        30,100         Florida Housing Finance Corp., Rev. Bonds, Ser. 1999 A,
                       6.55%, VRDN due 1/1/44                                         MIG-1           A-1+             30,100
                                                                                                                   ----------
                       TOTAL TAXABLE REVENUE BONDS                                                                     48,565
                                                                                                                   ----------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

      Principal
       Amount                                                                                Rating(2)              Value(1)
   (000's omitted)                                                                    Moody's         S&P        (000's omitted)
---------------------                                                                ----------   ------------   ---------------
                       ASSET-BACKED SECURITIES (2.3%)
       $ 9,000         First Security Auto Owner Trust 2000-2, 6.66%, due 9/17/01      P-1            A-1+         $    9,000
        21,100         Honda Auto Receivables Owner Trust 2001-1, 6.7113%,
                       due 11/15/01                                                    P-1            A-1+             21,100
                                                                                                                   ----------
                       TOTAL ASSET-BACKED SECURITIES                                                                   30,100
                                                                                                                   ----------
                       CERTIFICATES OF DEPOSIT (8.8%)
        30,000         First Union National Bank, Domestic C.D., 7.00%,
                       due 11/22/00                                                    P-1            A-1              30,000
        32,000         Bank of Nova Scotia, Yankee C.D., 6.68%, due 1/5/01             P-1            A-1              32,000
        30,000         Societe Generale, Yankee C.D., 6.71%, due 2/12/01               P-1            A-1+             30,000
        25,000         Westdeutsche Landesbank Girozentrale, Yankee C.D., 6.62%,
                       due 4/11/01                                                     P-1            A-1+             25,000
                                                                                                                   ----------
                       TOTAL CERTIFICATES OF DEPOSIT                                                                  117,000
                                                                                                                   ----------
                       CORPORATE DEBT SECURITIES (2.4%)
        25,000         Bank One N.A., Bank Notes, 6.84%, due 12/19/00                  P-1            A-1              25,000
         7,000         Merrill Lynch & Co., Inc., Medium-Term Notes, 6.8013%,
                       due 5/8/01                                                      P-1            A-1+              7,003
                                                                                                                   ----------
                       TOTAL CORPORATE DEBT SECURITIES                                                                 32,003
                                                                                                                   ----------
                       FUNDING AGREEMENTS (4.9%)
        30,000         Travelers Insurance Co., Variable Rate Funding Agreement,
                       6.6588%, expiring 3/16/01                                       P-1            A-1+             30,000
        35,000         Hartford Life Insurance Co., Variable Rate Funding
                       Agreement, 6.6588%, expiring 7/31/01                            P-1            A-1              35,000
                                                                                                                   ----------
                       TOTAL FUNDING AGREEMENTS                                                                        65,000
                                                                                                                   ----------
                       TOTAL INVESTMENTS (99.8%)                                                                    1,323,282
                       Cash, receivables and other assets, less liabilities (0.2%)                                      2,999
                                                                                                                   ----------
                       TOTAL NET ASSETS (100.0%)                                                                   $1,326,281
                                                                                                                   ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                                                                   Moody's       S&P      (000's omitted)
---------------------                                                                --------   ---------   ---------------
                       U.S. TREASURY SECURITIES (5.4%)
       $ 1,790         U.S. Treasury Notes, 6.50%, due 3/31/02                        TSY          TSY         $  1,798
         5,355         U.S. Treasury Notes, 6.25%, due 6/30/02                        TSY          TSY            5,372
         2,890         U.S. Treasury Notes, 6.00%, due 8/15/04                        TSY          TSY            2,902
           485         U.S. Treasury Inflation-Indexed Notes, 3.375%, due 1/15/07     TSY          TSY              472
                                                                                                               --------
                       TOTAL U.S. TREASURY SECURITIES (COST $10,443)                                             10,544
                                                                                                               --------
                       U.S. GOVERNMENT AGENCY SECURITIES (9.8%)
         8,830         Fannie Mae, Notes, 4.625%, due 10/15/01                        AGY          AGY            8,674
        10,000         Fannie Mae, Notes, 6.25%, due 11/15/02                         AGY          AGY            9,962
           510         Freddie Mac, Notes, 5.75%, due 7/15/03                         AGY          AGY              502
                                                                                                               --------
                       TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                       (COST $19,117)                                                                            19,138
                                                                                                               --------
                       MORTGAGE-BACKED SECURITIES (21.0%)
         1,464         GE Capital Mortgage Services, Inc., REMIC Pass-Through
                       Certificates, Ser. 1998-25, Class B3, 6.25%, due 12/25/28     BB(4)                        1,023(5)
           936         Norwest Asset Securities Corp., Mortgage Pass-Through
                       Certificates, Ser. 1999-13, 6.75%, due 5/25/29                BB(4)                          691(5)
         1,098         GE Capital Mortgage Services, Inc., REMIC Pass-Through
                       Certificates, Ser. 1999-11, Class B3, 6.50%, due 7/25/29      BB(4)                          798(5)
           965         Morgan Stanley Capital I Inc., Commercial Mortgage
                       Pass-Through Certificates, Ser. 1998-HF2, 6.01%,
                       due 11/15/30                                                  BB(4)                          688(5)
FANNIE MAE
         3,430         Pass-Through Certificates, 7.00%,
                       due 9/1/03 & 6/1/11                                            AGY          AGY            3,435
         8,678         Pass-Through Certificates, 6.50%,
                       due 5/1/13 & 5/1/14                                            AGY          AGY            8,529

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                                                                   Moody's       S&P      (000's omitted)
---------------------                                                                --------   ---------   ---------------
FREDDIE MAC
       $    --         Mortgage Participation Certificates, 10.50%, due 12/1/00       AGY          AGY         $     --
            52         Mortgage Participation Certificates, 8.50%, due 10/1/01        AGY          AGY               52
            98         ARM Certificates, 7.00%, due 1/1/17                            AGY          AGY               98
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
            55         Pass-Through Certificates, 7.50%, due 10/15/09-9/15/10         AGY          AGY               56
           109         Pass-Through Certificates, 12.00%, due 5/15/12-3/15/15         AGY          AGY              121
         2,923         Pass-Through Certificates, 7.00%, due 4/15/11 & 12/15/28       AGY          AGY            2,900
        22,156         Pass-Through Certificates, 8.00%, due 5/15/30-8/15/30          AGY          AGY           22,516
                                                                                                               --------
                       TOTAL MORTGAGE-BACKED SECURITIES (COST $40,917)                                           40,907
                                                                                                               --------
                       ASSET-BACKED SECURITIES (8.7%)
         2,180         Honda Auto Lease Trust, Ser. 1999-A, Class A4, 6.45%,
                       due 9/16/02                                                    Aaa          AAA            2,174
           237         Navistar Financial Owner Trust, Ser. 1996-B, Class A-3,
                       6.33%, due 4/21/03                                             Aaa          AAA              237
           405         Chevy Chase Auto Receivables Trust, Ser. 1996-2, Class A,
                       5.90%, due 7/15/03                                             Aaa          AAA              403
           600         Daimler Chrysler Auto Trust, Ser. 2000-A, Class A3, 7.09%,
                       due 12/6/03                                                    Aaa          AAA              603
         6,500         Ford Credit Auto Owner Trust, Ser. 2000-C, Class A4, 7.24%,
                       due 2/15/04                                                    Aaa          AAA            6,532
         4,120         Nissan Auto Receivables Owner Trust, Ser. 2000-B,
                       Class A3, 7.25%, due 4/15/04                                   Aaa          AAA            4,158

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                                                                   Moody's       S&P      (000's omitted)
---------------------                                                                --------   ---------   ---------------
       $ 1,250         Ford Credit Auto Owner Trust, Ser. 2000-E, Class A4, 6.74%,
                       due 6/15/04                                                    Aaa          AAA         $  1,252
         1,500         Daimler Chrysler Auto Trust, Ser. 2000-C, Class A3, 6.82%,
                       due 9/6/04                                                     Aaa          AAA            1,504
                                                                                                               --------
                       TOTAL ASSET-BACKED SECURITIES (COST $16,773)                                              16,863
                                                                                                               --------
                       BANKS & FINANCIAL INSTITUTIONS (13.8%)
         1,470         Dime Bancorp, Inc., Notes, 6.375%, due 1/30/01                 Ba1         BBB-            1,465
         1,500         Dime Bancorp, Inc., Notes, 7.00%, due 7/25/01                  Ba1         BBB-            1,494
         2,185         Donaldson, Lufkin & Jenrette, Inc., Senior Notes, 5.875%,
                       due 4/1/02                                                      A3          A-             2,153
         1,000         MBNA America Bank N.A., Subordinated Notes, 7.25%,
                       due 9/15/02                                                    Baa2         BBB              999
         3,350         Banc One Corp., Medium-Term Notes, 6.375%, due 10/1/02         Aa3           A             3,312
         1,400         Merrill Lynch & Co., Inc., Notes, 6.00%, due 2/12/03           Aa3          AA-            1,373
         2,250         Bank of America Corp., Subordinated Notes, 6.85%,
                       due 3/1/03                                                     Aa3           A             2,245
         2,040         Bear Stearns Co., Inc., Notes, 6.20%, due 3/30/03               A2           A             1,991
         3,025         Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E,
                       7.00%, due 5/15/03                                              A3           A             3,002
         3,050         Household Finance Corp., Notes, 7.00%, due 8/1/03               A2           A             3,037
         2,900         Paine Webber Group Inc., Notes, 6.45%, due 12/1/03             Baa1        BBB+            2,859
         2,200         Morgan Stanley Dean Witter & Co., Notes, 5.625%,
                       due 1/20/04                                                    Aa3          AA-            2,107
         1,000         Bank United Corp., Medium-Term Notes, Ser. A, 8.00%,
                       due 3/15/09                                                    Ba2         BBB-              964
                                                                                                               --------
                       TOTAL BANKS & FINANCIAL INSTITUTIONS
                       (COST $26,877)                                                                            27,001
                                                                                                               --------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                                                                   Moody's       S&P      (000's omitted)
---------------------                                                                --------   ---------   ---------------
                       CORPORATE DEBT SECURITIES (37.5%)
        $3,325         AT&T Capital Corp., Notes, 6.875%, due 1/16/01                  A1          A+            $3,325
         1,125         Tyco International Group S.A., Notes, 6.125%, due 6/15/01      Baa1         A-             1,116
         1,000         WMX Technologies, Inc., Notes, 7.125%, due 6/15/01             Ba1          BBB              993
         1,780         CMS Energy Corp., Senior Notes, 8.00%, due 7/1/01              Ba3          BB             1,761
         3,300         Telecom Argentina Stet-France SA, Medium-Term Notes, 9.75%,
                       due 7/12/01                                                     B1         BBB-            3,321(5)
         2,290         Colonial Realty Limited Partnership, Senior Notes, 7.50%,
                       due 7/15/01                                                    Baa3        BBB-            2,281
         1,220         USA Waste Services, Inc., Senior Notes, 6.125%, due 7/15/01    Ba1          BBB            1,196
         1,325         Cox Communications, Inc., Notes, 7.00%, due 8/15/01            Baa2         BBB            1,318
         3,300         Texas Utilities Co., Notes, 5.94%, due 10/15/01                Baa3         BBB            3,258
         2,080         Tyco International Ltd., Notes, 6.50%, due 11/1/01              A3          A-             2,069
         1,923         Marlin Water Trust, Senior Secured Notes, 7.09%,
                       due 12/15/01                                                   Baa1         BBB            1,911(5)
         2,965         ICI Wilmington Inc., Guaranteed Notes, 7.50%, due 1/15/02      Baa2        BBB+            2,948
         2,835         Black & Decker Corp., Medium-Term Notes, Ser. A, 8.90%,
                       due 1/21/02                                                    Baa2         BBB            2,891
           945         Century Communications Corp., Senior Notes, 9.75%,
                       due 2/15/02                                                     B2          B+               933
           900         Ford Motor Credit Co., Global Bonds, 6.50%, due 2/28/02         A2           A               896
         1,500         Xerox Capital (Europe) PLC, Notes, 5.75%, due 5/15/02          Baa2        BBB-            1,110
         2,290         Sprint Capital Corp., Medium-Term Notes, 7.625%,
                       due 6/10/02                                                    Baa1        BBB+            2,306
         2,170         General Motors Acceptance Corp., Medium-Term Notes, 6.30%,
                       due 7/8/02                                                      A2           A             2,149

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                                                                   Moody's       S&P      (000's omitted)
---------------------                                                                --------   ---------   ---------------
       $   900         Comdisco, Senior Notes, 7.25%, due 9/1/02                      Baa2         BBB            $ 675
         1,775         Commercial Credit Co., Notes, 6.375%, due 9/15/02              Aa3          AA-            1,763
         1,825         Fort James Corp., Senior Notes, 6.50%, due 9/15/02             Baa2         BBB            1,790
         2,460         Conseco Inc., Notes, 8.50%, due 10/15/02                        B1          BB-            1,931
           800         Reliant Energy Finance Co., Notes, 7.40%, due 11/15/02         Baa1         BBB              798(5)
         1,400         Valero Energy, Notes, 6.75%, due 12/15/02                      Baa3        BBB-            1,364(5)
         1,375         American Standard Inc., Senior Notes, 7.125%, due 2/15/03      Ba2          BB+            1,334
         1,000         Safeway Inc., Medium-Term Notes, 8.57%, due 4/1/03             Baa2         BBB            1,026
         1,615         Cox Radio, Inc., Notes, 6.25%, due 5/15/03                     Baa2         BBB            1,572
         1,000         Comdisco, Senior Notes, 9.50%, due 8/15/03                     Baa2         BBB              740
            60         Core-Mark International, Inc., Senior Subordinated Notes,
                       11.375%, due 9/15/03                                            B3           B                57
         1,140         Associates Corp., Senior Notes, 5.75%, due 11/1/03              A1          A+             1,106
         1,300         Unilever Capital Corp., Senior Notes, 6.75%, due 11/1/03        A1          A+             1,294
         2,555         Akzo Nobel Inc., Guaranteed Notes, 6.00%, due 11/15/03          A2          A-             2,473(5)
           705         Loomis Fargo & Co., Senior Subordinated Notes, 10.00%,
                       due 1/15/04                                                     B3           B               675
         1,524         PDVSA Finance Ltd., Notes, 8.75%, due 2/15/04                 Baa1(6)                      1,509
         2,000         Heller Financial, Inc., Notes, 6.00%, due 3/19/04               A3          A-             1,908
         1,285         Wells Fargo & Co., Notes, 6.625%, due 7/15/04                  Aa2          A+             1,267
         2,400         Caterpillar Financial Services Corp., Notes, 6.875%,
                       due 8/1/04                                                      A2          A+             2,379
           660         EOP Operating Limited Partnership, Notes, 6.625%,
                       due 2/15/05                                                    Baa1        BBB+              638
         4,200         Heritage Media Corp., Senior Subordinated Notes, 8.75%,
                       due 2/15/06                                                    Ba3          BB+            4,100
           735         Calpine Corp., Senior Notes, 7.625%, due 4/15/06              Ba1(7)      BB+(7)             709
           325         Jones Apparel Group, Senior Notes, 7.875%, due 6/15/06         Baa2        BBB-              303

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                                                                   Moody's       S&P      (000's omitted)
---------------------                                                                --------   ---------   ---------------
       $ 2,825         Time Warner Inc., Notes, 8.11%, due 8/15/06                    Baa3         BBB         $  2,927
           680         Newport News Shipbuilding Inc., Senior Subordinated Notes,
                       9.25%, due 12/1/06                                             Ba3          B+               689
         2,000         Interpool, Inc., Notes, 7.20%, due 8/1/07                     B1(8)       BB+(8)           1,444
         1,000         Thiokol Corp., Senior Notes, 6.625%, due 3/1/08                 A3          A+               957
                                                                                                               --------
                       TOTAL CORPORATE DEBT SECURITIES (COST $76,217)                                            73,210
                                                                                                               --------
                       FOREIGN GOVERNMENT SECURITIES (1.0%)
         2,160         Republic of Argentina, Floating Rate Notes, 7.625%,
                       due 3/31/05  (COST $1,998)                                      B1          BB             1,890
                                                                                                               --------
                       REPURCHASE AGREEMENTS (1.5%)
         2,990         State Street Bank and Trust Co. Repurchase Agreement, 6.55%,
                       due 11/1/00, dated 10/31/00, Maturity Value $2,990,544,
                       Collateralized by $3,050,000 Fannie Mae, Medium-Term Notes,
                       Ser. B, 6.23%, due 8/20/01 (Collateral Value $3,079,945)
                        (COST $2,990)                                                                             2,990(9)
                                                                                                               --------
                       TOTAL INVESTMENTS (98.7%) (COST $195,332)                                                192,543(10)
                       Cash, receivables and other assets, less liabilities (1.3%)                                2,605
                                                                                                               --------
                       TOTAL NET ASSETS (100.0%)                                                               $195,148
                                                                                                               --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------
          High Yield Bond Portfolio

      Principal
       Amount                                                                              Rating(2)            Value(3)
   (000's omitted)                                                                    Moody's       S&P      (000's omitted)
---------------------                                                                ---------   ---------   ---------------
                       U.S. GOVERNMENT AGENCY SECURITIES (1.7%)
        $210           Freddie Mac, Discount Notes, 6.35%, due 11/7/00 (COST $210)     AGY          AGY          $   210
                                                                                                                 -------
                       MORTGAGE-BACKED SECURITIES (9.7%)
         421           BA Mortgage Securities, Inc., Mortgage Pass-Through
                       Certificates, Ser. 1998-6, 6.25%, due 12/26/28                  BB(4)                         291(5)
         493           GE Capital Mortgage Services, Inc., REMIC Pass-Through
                       Certificates, Ser. 1999-11, Class B3, 6.50%, due 7/25/29        BB(4)                         358(5)
         747           Morgan Stanley Capital I Inc., Commercial Mortgage
                       Pass-Through Certificates, Ser. 1998-HF2, 6.01%,
                       due 11/15/30                                                    BB(4)                         533(5)
                                                                                                                 -------
                       TOTAL MORTGAGE-BACKED SECURITIES (COST $1,140)                                              1,182
                                                                                                                 -------
                       CORPORATE DEBT SECURITIES (79.5%)
         150           Methanex Corp., Notes, 7.40%, due 8/15/02                       Ba1         BBB-              140
         100           Anixter Inc., Notes, 8.00%, due 9/15/03                         Ba1         BBB-               99
         100           Core-Mark International, Inc., Senior Subordinated Notes,
                       11.375%, due 9/15/03                                             B3           B                94
         125           Acetex Corp., Guaranteed Notes, 9.75%, due 10/1/03               B3          B+               115
          98           Loomis Fargo & Co., Senior Subordinated Notes, 10.00%,
                       due 1/15/04                                                      B3           B                94
         210           Playtex Products, Inc., Senior Notes, Ser. B, 8.875%,
                       due 7/15/04                                                      B1          B+               205
         250           Gearbulk Holding Ltd., Senior Notes, 11.25%, due 12/1/04         B1          B+               249
         160           AMERCO, Senior Notes, 8.80%, due 2/4/05                         Ba1          BBB              153
         250           American Standard Inc., Senior Notes, 7.375%, due 4/15/05       Ba2          BB+              238
         100           International Wire Group, Inc., Senior Subordinated Notes,
                       Ser. B, 11.75%, due 6/1/05                                       B3          B-                99

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                                              Rating(2)            Value(3)
   (000's omitted)                                                                    Moody's       S&P      (000's omitted)
---------------------                                                                ---------   ---------   ---------------
        $210           Seagull Energy Corp., Senior Subordinated Notes, 8.625%,
                       due 8/1/05                                                      Ba3          BB-             $211
         175           ICN Pharmaceuticals, Inc., Senior Notes, Ser. B, 9.25%,
                       due 8/15/05                                                     Ba3          BB               170
         250           Clearnet Communications Inc., Senior Step Up Notes, Yielding
                       12.183%, due 12/15/05                                           Ba1                           265
         250           Park Place Entertainment Corp., Senior Subordinated Notes,
                       7.875%, due 12/15/05                                            Ba2          BB+              241
         150           Vintage Petroleum, Inc., Senior Subordinated Notes, 9.00%,
                       due 12/15/05                                                    Ba3          BB-              151
         250           Mohegan Tribal Gaming Authority, Senior Notes, 8.125%,
                       due 1/1/06                                                      Ba2          BB               242
         100           Intercel Inc., Senior Step Up Notes, Yielding 11.982%,
                       due 2/1/06                                                       B2           B                99
         150           Amkor Technology, Inc., Senior Notes, 9.25%, due 5/1/06         Ba3          BB-              146
         210           Microcell Telecommunications, Senior Step Up Notes, Yielding
                       11.4225%, due 6/1/06                                             B3                           202
          50           Delco Remy International, Inc., Senior Subordinated Notes,
                       10.875%, due 8/1/06                                              B2           B                48
          85           Printpack, Inc., Senior Subordinated Notes, Ser. B,
                       10.625%, due 8/15/06                                            Caa1          B                79
         150           Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%,
                       due 11/15/06                                                     B3           B               145
         150           Newport News Shipbuilding Inc., Senior Notes, 8.625%,
                       due 12/1/06                                                     Ba1          BB               150
         210           Nuevo Grupo Iusacell S.A., Senior Notes, 14.25%,
                       due 12/1/06                                                      B1          B+               212
         200           NTL Inc., Senior Notes, Ser. B, 10.00%, due 2/15/07              B2           B               176
         120           Doane Pet Care Co., Senior Subordinated Notes, 9.75%,
                       due 5/15/07                                                      B3          B-               100
         210           Venture Holdings Trust, Senior Notes, 11.00%, due 6/1/07         B2           B               130

                                                                October 31, 2000
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                                              Rating(2)            Value(3)
   (000's omitted)                                                                    Moody's       S&P      (000's omitted)
---------------------                                                                ---------   ---------   ---------------
        $100           Hayes Wheels International, Inc., Senior Subordinated Notes,
                       Ser. B, 9.125%, due 7/15/07                                      B2           B              $ 81
         100           Telewest Communications PLC, Senior Notes, 9.875%,
                       due 10/1/07                                                      B1          B+                80(5)
         100           International Shipholding Corp., Senior Notes, Ser. B,
                       7.75%, due 10/15/07                                             Ba3          BB                88
          85           K & F Industries, Inc., Senior Subordinated Notes, 9.25%,
                       due 10/15/07                                                     B3          B-                81
         250           Fisher Scientific International Inc., Senior Subordinated
                       Notes, 9.00%, due 2/1/08                                         B3          B-               228
         100           M.D.C. Holdings, Inc., Senior Notes, 8.375%, due 2/1/08         Ba2          BB                92
         210           Allegiance Telecom, Inc., Senior Step Up Notes, Yielding
                       10.992%, due 2/15/08                                             B3           B               145
         150           Nextel Communications, Inc., Senior Redeemable Step Up
                       Notes, Yielding 10.926%, due 2/15/08                             B1           B               112
         210           Beckman Coulter, Inc., Senior Notes, 7.45%, due 3/4/08         Ba1(7)      BB+(7)             194
         190           Great Central Mines Ltd., Senior Notes, 8.875%, due 4/1/08      Ba2          BB+              162
         150           Level 3 Communications, Inc., Senior Notes, 9.125%,
                       due 5/1/08                                                       B3           B               121
         320           Sun Healthcare Group, Inc., Senior Subordinated Notes,
                       9.375%, due 5/1/08                                               D                             10(5)(11)
         200           Millar Western Forest Products Ltd., Senior Notes, 9.875%,
                       due 5/15/08                                                      B2          B+               174
         200           Pierce Leahy Command Co., Senior Notes, 8.125%, due 5/15/08      B2           B               186
          75           WESCO Distribution, Inc., Senior Subordinated Notes,
                       Ser. B, 9.125%, due 6/1/08                                       B2           B                68
         250           Station Casinos, Inc., Senior Subordinated Notes, 8.875%,
                       due 12/1/08                                                      B1          B+               240
         250           Bulong Operations Ltd., Senior Secured Notes, 12.50%,
                       due 12/15/08                                                    Caa1          D               112(11)

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                                              Rating(2)            Value(3)
   (000's omitted)                                                                    Moody's       S&P      (000's omitted)
---------------------                                                                ---------   ---------   ---------------
        $250           AK Steel Corp., Senior Notes, 7.875%, due 2/15/09               Ba2          BB              $226
         250           McLeodUSA Inc., Senior Notes, 8.125%, due 2/15/09                B1          B+               217
         150           Canandaigua Brands, Inc., Senior Subordinated Notes, 8.50%,
                       due 3/1/09                                                       B1          B+               145
         250           Charter Communications Holdings, LLC, Senior Notes, 8.625%,
                       due 4/1/09                                                       B2          B+               225
         500           Diamond Brands Inc., Senior Step Up Debentures, Yielding
                       12.875%, due 4/15/09                                            Caa2        CCC+               81
         150           Isle of Capri Casinos, Inc., Senior Subordinated Notes,
                       Ser. B, 8.75%, due 4/15/09                                       B2           B               136
         125           TeleCorp PCS, Inc., Senior Subordinated Step Up Notes,
                       Yielding 11.625%, due 4/15/09                                    B3                            81
          50           Dura Operating Corp., Senior Subordinated Notes, 9.00%,
                       due 5/1/09                                                       B2           B                41
         500           MEDIQ Inc., Senior Step Up Debentures, Yielding 13.00%,
                       due 6/1/09                                                       C                             --
         250           Nextlink Communications, Inc., Senior Notes, 10.75%,
                       due 6/1/09                                                       B2           B               219
         200           Falcon Products, Inc., Senior Subordinated Notes, 11.375%,
                       due 6/15/09                                                      B3           B               184
         250           Allied Waste North America, Inc., Senior Subordinated Notes,
                       Ser. B, 10.00%, due 8/1/09                                       B2          B+               214
         100           Sequa Corp., Senior Notes, 9.00%, due 8/1/09                    Ba2          BB                97
         150           Swift Energy Co., Senior Subordinated Notes, 10.25%,
                       due 8/1/09                                                       B2          B-               151
         250           Williams Communications Group, Inc., Senior Notes, 10.875%,
                       due 10/1/09                                                      B2          B+               211
         150           Global Crossing Holdings Ltd., Senior Notes, 9.50%,
                       due 11/15/09                                                    Ba2          BB               143
         210           Metromedia Fiber Network, Inc., Senior Notes, 10.00%,
                       due 12/15/09                                                     B2          B+               186
         100           Telewest Communications PLC, Step Up Debentures, 11.00%,
                       due 2/1/10                                                       B1          B+                87(5)

                                                                October 31, 2000
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

      Principal
       Amount                                                                              Rating(2)            Value(3)
   (000's omitted)                                                                    Moody's       S&P      (000's omitted)
---------------------                                                                ---------   ---------   ---------------
        $ 50           Del Webb Corp., Senior Subordinated Debentures, 10.25%,
                       due 2/15/10                                                      B2          B-           $    47
         100           Flextronics International Ltd., Senior Subordinated Notes,
                       9.875%, due 7/1/10                                              Ba3          B+               101(5)
         125           TeleCorp PCS, Inc., Senior Subordinated Notes, 10.625%,
                       due 7/15/10                                                      B3                           125
          30           Crown Castle International Corp., Senior Step Up Notes,
                       Yielding 11.238%, due 5/15/11                                    B3           B                19
          70           Crown Castle International Corp., Senior Notes, 10.75%,
                       due 8/1/11                                                       B3           B                72
         250           US Airways Inc., Pass-Through Certificates, 9.82%,
                       due 1/1/13                                                      Ba3          BB-              217
                                                                                                                 -------
                       TOTAL CORPORATE DEBT SECURITIES (COST $11,233)                                              9,652
                                                                                                                 -------
                       REPURCHASE AGREEMENTS (4.2%)
         505           State Street Bank and Trust Co. Repurchase Agreement, 6.55%,
                       due 11/1/00, dated 10/31/00, Maturity Value $505,092,
                       Collateralized by $520,000 Fannie Mae, Medium-Term Notes,
                       Ser. B, 6.23%, due 8/20/01 (Collateral Value $525,105)
                       (COST $505)                                                                                   505(9)
                                                                                                                 -------
                       CONVERTIBLE BONDS (0.9%)
         140           Omnicare, Inc., Subordinated Debentures, 5.00%, due 12/1/07
                        (COST $101)                                                    Ba3          BB+              104
                                                                                                                 -------
                       WARRANTS (0.0%)
         500           MEDIQ Inc.  (COST $0)                                                                          --
                                                                                                                 -------
                       TOTAL INVESTMENTS (96.0%) (COST $13,189)                                                   11,653(10)
                       Cash, receivables and other assets, less liabilities (4.0%)                                   491
                                                                                                                 -------
                       TOTAL NET ASSETS (100.0%)                                                                 $12,144
                                                                                                                 -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust
 1) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.
 2) Credit ratings are unaudited.
 3) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
 4) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
 5) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 2000, these securities amounted to $13,067,000 or 6.7% of net assets for Neuberger Berman Limited Maturity Bond Portfolio and $1,460,000 or 12.0% of net assets for Neuberger Berman High Yield Bond Portfolio.
 6) Rated A by Fitch Investors Services, Inc.
 7) Rated BBB- by Fitch Investors Services, Inc.
 8) Rated BBB by Fitch Investors Services, Inc.
 9) At cost, which approximates market value.
10) At October 31, 2000, selected Portfolio information on a U.S. Federal income tax basis was as follows:

                                                        GROSS          GROSS
                                                      UNREALIZED     UNREALIZED   NET UNREALIZED
NEUBERGER BERMAN                         COST        APPRECIATION   DEPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO      $195,332,000      $769,000      $3,558,000     $2,789,000
HIGH YIELD BOND PORTFOLIO              13,189,000       109,000       1,645,000      1,536,000

11) Non-income producing security -- in default.

SEE NOTES TO FINANCIAL STATEMENTS

                   (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                    -------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $    302,818
      Cash                                                     1
      Deferred organization costs (Note A)                    --
      Interest receivable                                    955
      Prepaid expenses and other assets                        9
      Receivable for securities sold                          --
                                                    -------------
                                                         303,783
                                                    -------------
LIABILITIES
      Payable to investment manager (Note B)                  62
      Accrued expenses                                        50
                                                    -------------
                                                             112
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    303,671
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $    303,671
      Net unrealized depreciation in value of
        investment securities                                 --
                                                    -------------
NET ASSETS                                          $    303,671
                                                    -------------
*Cost of investments                                $    302,818
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust

                                                        CASH       LIMITED MATURITY   HIGH YIELD
                                                      RESERVES           BOND            BOND
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ----------------------------------------------
ASSETS
Investments in securities, at value*
  (Note A) -- see Schedule of Investments           $  1,323,282     $    192,543    $     11,653
Cash                                                           9                6               1
Deferred organization costs (Note A)                          --               --               1
Interest receivable                                        3,266            2,670             278
Prepaid expenses and other assets                             24                6               1
Receivable for securities sold                                --                9             250
                                                    ----------------------------------------------
                                                       1,326,581          195,234          12,184
                                                    ----------------------------------------------
LIABILITIES
Payable to investment manager (Note B)                       226               42               4
Accrued expenses                                              74               44              36
                                                    ----------------------------------------------
                                                             300               86              40
                                                    ----------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  1,326,281     $    195,148    $     12,144
                                                    ----------------------------------------------

NET ASSETS consist of:
Paid-in capital                                     $  1,326,281     $    197,937    $     13,680
Net unrealized depreciation in value of investment
  securities                                                  --           (2,789)         (1,536)
                                                    ----------------------------------------------
NET ASSETS                                          $  1,326,281     $    195,148    $     12,144
                                                    ----------------------------------------------
*Cost of investments                                $  1,323,282     $    195,332    $     13,189
                                                    ----------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                     -----------
INVESTMENT INCOME
    Interest income                                  $   23,393
                                                     -----------
    Expenses:
      Investment management fee (Note B)                  1,034
      Accounting fees                                        10
      Auditing fees                                          26
      Custodian fees (Note B)                               117
      Insurance expense                                       8
      Legal fees                                             17
      Trustees' fees and expenses                            25
      Miscellaneous                                          --
                                                     -----------
        Total expenses                                    1,237
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (4)
                                                     -----------
        Total net expenses                                1,233
                                                     -----------
        Net investment income                            22,160
                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold                                        (3)
    Net realized loss on financial futures
      contracts (Note A)                                     --
    Net realized loss on foreign currency
      transactions (Note A)                                  --
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts (Note A)                    --
                                                     -----------
        Net gain (loss) on investments                       (3)
                                                     -----------
        Net increase (decrease) in net assets
          resulting from operations                  $   22,157
                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS

                                             For the Year Ended October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust

                                                        CASH       LIMITED MATURITY   HIGH YIELD
                                                      RESERVES           BOND            BOND
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ----------------------------------------------
INVESTMENT INCOME
    Interest income                                 $     70,769     $     16,585    $      1,681
                                                    ----------------------------------------------
    Expenses:
      Investment management fee (Note B)                   2,656              579              60
      Accounting fees                                         10               10              10
      Auditing fees                                           27               26              23
      Custodian fees (Note B)                                231              113              33
      Insurance expense                                       13                4              --
      Legal fees                                              27               22              23
      Trustees' fees and expenses                             53               16               7
      Miscellaneous                                           --                1               1
                                                    ----------------------------------------------
        Total expenses                                     3,017              771             157
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                           (4)             (15)             (1)
                                                    ----------------------------------------------
        Total net expenses                                 3,013              756             156
                                                    ----------------------------------------------
        Net investment income                             67,756           15,829           1,525
                                                    ----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold                                          1           (8,545)         (4,121)
    Net realized loss on financial futures
      contracts (Note A)                                      --               (4)            (21)
    Net realized loss on foreign currency
      transactions (Note A)                                   --             (685)             --
    Change in net unrealized depreciation of
      investment securities, financial futures
      contracts, translation of assets and
      liabilities in foreign currencies, and
      foreign currency contracts (Note A)                     --            3,924             908
                                                    ----------------------------------------------
        Net gain (loss) on investments                         1           (5,310)         (3,234)
                                                    ----------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations                 $     67,757     $     10,519    $     (1,709)
                                                    ----------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  GOVERNMENT
                                               MONEY PORTFOLIO
                                                     Year
                                                    Ended
                                                 October 31,
(000's omitted)                               2000          1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    22,160   $    26,324
    Net realized gain (loss) on
      investments                                  (3)           --
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations         22,157        26,324
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 653,489     1,124,520
    Reductions                             (1,025,842)     (864,743)
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests     (372,353)      259,777
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (350,196)      286,101
NET ASSETS:
    Beginning of year                         653,867       367,766
                                          --------------------------
    End of year                           $   303,671   $   653,867
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                CASH RESERVES              LIMITED MATURITY               HIGH YIELD
                                                  PORTFOLIO                 BOND PORTFOLIO              BOND PORTFOLIO
                                                     Year                        Year                        Year
                                                    Ended                       Ended                       Ended
                                                 October 31,                 October 31,                 October 31,
                                              2000          1999          2000          1999          2000          1999
                                          ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    67,756   $    51,361   $    15,829   $    20,055   $     1,525   $     2,467
    Net realized gain (loss) on
      investments                                   1            (4)       (9,234)       (4,032)       (4,142)       (1,206)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --         3,924        (8,500)          908          (783)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         67,757        51,357        10,519         7,523        (1,709)          478
                                          ----------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               1,773,316     1,035,872        92,710        44,610         3,181        13,190
    Reductions                             (1,620,425)   (1,010,355)     (178,208)     (138,662)      (13,351)      (12,284)
                                          ----------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests      152,891        25,517       (85,498)      (94,052)      (10,170)          906
                                          ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         220,648        76,874       (74,979)      (86,529)      (11,879)        1,384
NET ASSETS:
    Beginning of year                       1,105,633     1,028,759       270,127       356,656        24,023        22,639
                                          ----------------------------------------------------------------------------------
    End of year                           $ 1,326,281   $ 1,105,633   $   195,148   $   270,127   $    12,144   $    24,023
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Government Money Portfolio ("Government Money"), Neuberger Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger Berman Limited Maturity Bond Portfolio ("Limited Maturity"), and Neuberger Berman High Yield Bond Portfolio ("High Yield") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: Limited Maturity and High Yield may invest in foreign securities denominated in foreign currency. The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity and High Yield may each enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by each Portfolio. Neither Portfolio has a specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolios could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by each Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) ORGANIZATION EXPENSES: Organization expenses incurred by High Yield are being amortized on a straight-line basis over a five-year period. At October 31, 2000, the unamortized balance of such expenses amounted to $756.
8) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
9) FINANCIAL FUTURES CONTRACTS: Limited Maturity and High Yield may each buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolios as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss.

   Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolios. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the year ended October 31, 2000, Limited Maturity and High Yield had entered into various financial futures contracts. At October 31, 2000, there were no open positions.
10) REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. A Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable a Portfolio to obtain those securities in the event of a default under the repurchase agreement. A Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to a Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio (except High Yield) pays Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next
$500 million, and 0.15% of average daily net assets in excess of $2 billion. High Yield pays Management a fee for investment management services at the annual rate of 0.38% of the first $500 million of that Portfolio's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $3,626, $3,915, $15,393, and $749 for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 2000, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                       PURCHASES         SALES
-------------------------------------------------------------------
LIMITED MATURITY                     $  233,220,000  $  311,551,000
HIGH YIELD                               10,746,000      18,646,000

   All securities transactions for Government Money and Cash Reserves were short-term.
   During the year ended October 31, 2000, Limited Maturity had entered into various contracts to deliver currencies at specified future dates. At October 31, 2000, there were no open contracts.

NOTE D -- REORGANIZATION:
   As currently structured, the Portfolios receive investments from Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, Neuberger Berman Limited Maturity Bond Fund, and Neuberger Berman High Yield Bond Fund (collectively, the "Funds"). On June 6, 2000, the Trustees of the Portfolios approved a plan of reorganization whereby each Portfolio will distribute its entire portfolio of market securities and other assets to the corresponding Fund, and each Portfolio will dissolve. Thus, the Funds will no longer invest all of their net investable assets in the Portfolios. Instead, each Fund will own directly the securities formerly held in its corresponding Portfolio. The effective date of the proposed conversion is February 9, 2001.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Government Money Portfolio

                                                           Year Ended October 31,
                                              2000       1999       1998       1997       1996
                                             ---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                            .30%       .28%       .31%       .30%       .31%
                                             ---------------------------------------------------
    Net Expenses                                 .30%       .28%       .31%       .30%       .31%
                                             ---------------------------------------------------
    Net Investment Income                       5.35%      4.39%      4.93%      4.96%      4.99%
                                             ---------------------------------------------------
Net Assets, End of Year (in millions)         $303.7     $653.9     $367.8     $307.9     $362.5
                                             ---------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

                                                            Year Ended October 31,
                                               2000        1999        1998       1997      1996
                                             ----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                             .26%        .27%        .29%      .29%      .30%
                                             ----------------------------------------------------
    Net Expenses                                  .26%        .27%        .29%      .29%      .30%
                                             ----------------------------------------------------
    Net Investment Income                        5.93%       4.88%       5.33%     5.31%     5.20%
                                             ----------------------------------------------------
Net Assets, End of Year (in millions)        $1,326.3    $1,105.6    $1,028.8    $665.8    $484.0
                                             ----------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                         Year Ended October 31,
                                              2000      1999      1998      1997      1996
                                             ----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                           .33%      .31%      .33%      .33%      .33%
                                             ----------------------------------------------
    Net Expenses                                .32%      .31%      .33%      .33%      .33%
                                             ----------------------------------------------
    Net Investment Income                      6.78%     6.35%     6.38%     6.70%     6.45%
                                             ----------------------------------------------
Portfolio Turnover Rate                         105%      102%       44%       89%      169%
                                             ----------------------------------------------
Net Assets, End of Year (in millions)        $195.1    $270.1    $356.7    $293.0    $267.3
                                             ----------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

                                                                          Period from
                                                                       March 3, 1998 (1)
                                             Year Ended October 31,     to October 31,
                                               2000         1999             1998
                                             -------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                            .98%         .73%              .89%(3)
                                             -------------------------------------------
    Net Expenses                                 .98%         .73%              .89%(3)
                                             -------------------------------------------
    Net Investment Income                       9.60%        9.44%             8.13%(3)
                                             -------------------------------------------
Portfolio Turnover Rate                           74%          66%               16%
                                             -------------------------------------------
Net Assets, End of Year (in millions)          $12.1        $24.0             $22.6
                                             -------------------------------------------

1) The date investment operations commenced.

2) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Government Money Portfolio
Neuberger Berman Cash Reserves Portfolio
Neuberger Berman Limited Maturity Bond Portfolio and
Neuberger Berman High Yield Bond Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger Berman Government Money Portfolio, Neuberger Berman Cash Reserves Portfolio, Neuberger Berman Limited Maturity Bond Portfolio, and Neuberger Berman High Yield Bond Portfolio, four of the series constituting Income Managers Trust (the "Trust"), as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 2000

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

-C- 2000 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

Theodore P. Giuliano
 CHAIRMAN OF THE BOARD AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Peter E. Sundman
 PRESIDENT
Daniel J. Sullivan
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

Notice to Shareholders (Unaudited)

   Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 2000. This information should not be used to complete your tax returns.

                                                   CALIFORNIA,
                                                 CONNECTICUT, AND               ALL OTHER
NEUBERGER BERMAN                                     NEW YORK         MAINE      STATES
-----------------------------------------------------------------------------------------
GOVERNMENT MONEY FUND                                  100.0%          100.0%      100.0%
CASH RESERVES                                            0.0             0.4         0.8
LIMITED MATURITY BOND FUND                               0.0             7.9         8.1
HIGH YIELD BOND FUND                                     0.0             0.9         0.0

   In January 2001 you will receive information to be used in filing your 2000 tax returns, which will include a notice of the exact tax status of all dividends paid to you by each Fund during calendar 2000. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

                 (This page has been left blank intentionally.)

                   Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.


  NEUBERGER BERMAN

            NEUBERGER BERMAN MANAGEMENT INC.
            605 Third Avenue 2nd Floor
            New York, NY 10158-0180
            SHAREHOLDER SERVICES
            800.877.9700
            INSTITUTIONAL SERVICES
            800.366.6264
            www.nbfunds.com

            [LOGO]  PRINTED ON RECYCLED PAPER              A0104 12/00


KIRKPATRICK & LOCKHART LLP                         1800 Massachusetts Avenue, NW
                                                   Second Floor
                                                   Washington, DC 20036-1800
                                                   202.778.9000

                                                   www.kl.com
                                                   ----------

                                December 28, 2000

EDGAR FILING
------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Neuberger Berman Income Funds:
                  Neuberger Berman Government Money Fund
                  Neuberger Berman Cash Reserves
                  Neuberger Berman Limited Maturity Bond Fund
                  Neuberger Berman High Yield Bond Fund
                  1933 Act File No. 2-85229
                  1940 Act File No. 811-3802
            -----------------------------------------------


Dear Sir or Madam:

      Transmitted herewith for filing is the Annual Report to Shareholders of the above-referenced series of Neuberger Berman Income Funds for the fiscal year ended October 31, 2000. This filing is being made pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

      If you should have any questions regarding this filing, please contact the undersigned.

                                    Sincerely,

                                    /s/ Fatima Sulaiman
                                    -------------------
                                    Fatima Sulaiman

Enclosures